SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 581,438	$ 239,492
Less: Accumulated depreciation	(202,449)	(103,669)
Total Property, plant and equipment, net	378,989	135,823
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	74,870	56,964
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	6,458	6,389
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	41,032	36,606
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	19,443	10,804
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	323,891	102,879
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	5,599	5,599
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	111,577	19,458
Translation Difference [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	$ (1,432)	$ 793